AUL American Unit Trust
                            Annual Report
                          December 31, 1996
                                asxc









This report may be used as sales literature only when accompanied or preceded by effective prospectuses of AUL
American Series Fund, Inc. and AUL American Unit Trust, which relate sales expense and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust

The U.S. economy continued its moderate expansion during 1996. Investors began the year fearing that the economic growth rate would accelerate, forcing the Federal Reserve to tighten monetary policy. However, GDP
(gross domestic product) grew at a sustainable pace during the year while core inflation remained subdued. This seemed to have the effect of calming investors and reduced prospects for monetary tightening by the Federal
Reserve in the near term.

The stock market experienced another rewarding year in 1996 with the Dow Jones Industrial Average and the
S&P 500 (commonly quoted equity indices) establishing new highs throughout the year. Throughout 1996, investors continued to react positively to the combination of slow growth and moderate inflation. However, not all stocks had identical performance. These major equity indices were driven by the superior returns of large capitalization growth companies while small and medium size companies lagged conspicuously.

Long maturity Treasury bonds yielded just below 6% at the beginning of 1996. By midyear, however, investors were increasingly concerned about the inflationary impact of rapid employment growth in the U.S. economy.
Long maturity Treasury bond yields increased to more than 7%. Although a brief market rally occurred in the fourth quarter, year-end intermediate and longer maturity bond yields remained seventy to eighty basis points above levels at the beginning of the year. Because of the move to higher interest rates and lower bond prices in 1996, bond market returns were modest, especially relative to stock market returns.

At the present time, economists are expecting 1997 to be another year of moderate growth and low inflation. The
Federal Reserve is expected to stay on the sidelines until concrete evidence of excessive economic growth or weakness surfaces. Interest rates will be highly dependent upon the Federal Reserve Bank's reaction to the various indicators of economic growth and inflation.

Equity investors have now experienced two back-to-back years of excellent stock performance. Even after the exuberance of the last two years, the major stock averages could still post further gains during 1997, but the gains are expected to be on a more modest scale. The market could also experience increased volatility as equity concerns heighten. Good bond performance is likely to be highly dependent on investors' comfort level with the pace of economic growth and continued moderate inflation.


James W. Murphy
Chairman of the Board of Directors and President


Indianapolis, Indiana
January 15, 1997

(This page is intentionally blank.)

Report of Independent Accountants




The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company


We have audited the accompanying statements of net assets of AUL American Unit Trust as of December 31,
1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of securities owned as of December
31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used
and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUL American Unit Trust as of December 31, 1996, and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.







Indianapolis, Indiana
January 31, 1997
                       AUL American Unit Trust
                      statementS of net assets
                          December 31, 1996

                         Series Fund                              Fidelity

                   EquityMoney Market      Bond  Managed   High Income
Growth



Assets:
Investment at market
value        $ 22,318,068  $ 4,836,248   $  7,327,011 $ 18,542,385 $ 9,663,097
$             38,471,516



Net Assets     $   22,318,068 $ 4,836,248 $ 7,327,011 $ 18,542,385   $ 9,663,097
   $           38,471,516



Units outstanding  10,589,355   3,931,272   4,535,171     10,087,186  6,679,227
         22,560,070



Accumulation Unit Value      $  2.11 $  1.23 $  1.62   $    1.84   $     1.45
$       1.71


























The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
                statementS of net assets (continued)
                          December 31, 1996


                                  Fidelity
TCI

                   Overseas    Asset Manager  Index 500 Equity-Income Contrafund
          TCI Growth



Assets:
Investment at market
value        $ 11,408,246    $ 36,766,256  $ 17,165,451 $  5,858,153 $ 7,059,625
 $         2,189,442



Net Assets    $11,408,246  $36,766,256 $17,165,451   $ 5,858,153  $  7,059,625
$        2,189,442



Units outstanding   8,245,189  26,868,078  9,841,199  4,243,459     4,656,175
        1,785,854



Accumulation Unit Value      $ 1.38 $ 1.37 $  1.74   $ 1.38   $       1.52
$       1.23





















The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
                statementS of net assets (continued)
                          December 31, 1996

                       Alger  Calvert   T. Rowe Price

                   American       Capital
                   GrowthAccumulation Equity Income


Assets:
Investment at market
value        $      9,407,497      $      1,302,913      $     6,185,542



Net Assets     $    9,407,497 $    1,302,913 $    6,185,542



Units outstanding          6,674,992  970,440            4,259,154



Accumulation Unit Value      $          1.41 $         1.34 $       1.45





















The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
         statementS of operations and changes in net assets
           for the years ended December 31, 1996 and 1995


     Series Fund

                      Equity       Money Market       Bond


                    1996   1995     1996  1995    1996   1995


Operations:
Dividend income      $ 342,380 $ 484,382 $ 196,825   $ 90,815  $ 400,603
$          295,780
Mortality & expense
charges               241,613    180,862   52,481       21,626    81,206
                  56,947

Net Investment Income
(Expense)             100,767    303,520   144,344       69,189    319,397
                  238,833


Gain (Loss) on Investments:
Net realized gain (loss)  757,430  340,866                         (29,008)
            (41,640)
Net change in
unrealized gain (loss) 2,298,293 1,723,846                         (194,208)
                 478,688

Net Gain (Loss)      3,055,723      2,064,712                      (223,216)
            437,048


Increase (Decrease)
 in Assets from
  Operations         3,156,490      2,368,232 144,344  69,189          96,181
                  675,881


Contract Owner Transactions:
Proceeds from units sold    5,750,853  5,109,255 19,881,137 6,141,734  2,965,354
           2,165,809
Cost of units redeemed (3,302,017)(2,106,682)(17,646,620)(4,993,063)(1,514,837)
          (693,221)

Increase            2,448,836    3,002,573   2,234,517   1,148,671  1,450,517
             1,472,588


Net increase        5,605,326   5,370,805   2,378,861    1,217,860   1,546,698
         2,148,469
Net Assets, beginning  16,712,742 11,341,937 2,457,387  1,239,527    5,780,313
          3,631,844

Net Assets, ending  $22,318,068 $16,712,742 $ 4,836,248  $ 2,457,387 $7,327,011
  $       5,780,313


Units sold          2,955,925  3,111,938   16,432,700    5,234,868   1,883,899
          1,429,982
Units redeemed    (1,698,792) (1,250,871) (14,567,921)  (4,252,203) (962,211)
          (457,399)


Net increase        1,257,133  1,861,067  1,864,779   982,665         921,688
            972,583
Units outstanding, beginning9,332,222 7,471,155 2,066,493 1,083,828 3,613,483
          2,640,900

Units outstanding, ending 10,589,355 9,332,222 3,931,272  2,066,493  4,535,171
          3,613,483









The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995


                    Series Fund                   Fidelity

                       Managed      High Income      Growth


                    1996   1995     1996  1995    1996   1995


Operations:
Dividend income      $ 601,614 $ 761,412 $ 559,290  $ 245,640  $ 1,686,076
$           61,007
Mortality & expense
charges               210,007     168,071  97,295      57,956      384,618
                 210,009

Net Investment Income
(Expense)             391,607     593,341   461,995   187,684      1,301,458
              (149,002)


Gain (Loss) on Investments:
Net realized gain (loss) 231,999   87,452   147,051    (33,043)    2,576,639
          1,311,129
Net change in
unrealized gain (loss) 1,074,348 1,471,188 304,521     608,211     (241,271)
                3,092,171

Net Gain (Loss)      1,306,347    1,558,640  451,572  575,168     2,335,368
          4,403,300



Increase (Decrease)
 in Assets from
  Operations         1,697,954    2,151,981  913,567   762,852     3,636,826
               4,254,298


Contract Owner Transactions:
Proceeds from units sold 3,787,607 3,348,132 4,302,859 2,876,963  20,256,098
          13,359,280
Cost of units redeemed (2,327,899) (1,642,119) (1,616,681)(826,487)(7,954,526)
              (5,494,211)

Increase          1,459,708    1,706,013    2,686,178  2,050,476   12,301,572
              7,865,069


Net increase        3,157,662 3,857,994 3,599,745  2,813,328      15,938,398
          12,119,367
Net Assets, beginning 15,384,723 11,526,729  6,063,352 3,250,024  22,533,118
     10,413,751

Net Assets, ending  $ 18,542,385 $15,384,723 $ 9,663,097 $ 6,063,352 $38,471,516
   $           22,533,118


Units sold          2,192,882  2,173,072  3,144,988    2,385,562   12,526,388
          9,441,745
Units redeemed    (1,347,716)  (1,078,007) (1,185,689) (679,096)   (4,932,924)
              (3,722,429)


Net increase       845,166      1,095,065   1,959,299    1,706,466  7,593,464
          5,719,316
Units outstanding, beginning 9,242,020 8,146,955 4,719,928 3,013,462  14,966,606
           9,247,290

Units outstanding, ending 10,087,186 9,242,020 6,679,227 4,719,928  22,560,070
         14,966,606




















The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995


       Fidelity

                      Overseas     Asset Manager    Index 500


                    1996   1995     1996  1995    1996   1995


Operations:
Dividend income      $195,920 $  42,737 $ 1,858,564   $ 447,091  $   270,229
 $           42,513
Mortality & expense
charges               119,355     81,781   396,998      302,886      134,447
                  45,078

Net Investment Income
(Expense)              76,565   (39,044)  1,461,566     144,205      135,782
                 (2,565)


Gain (Loss) on Investments:
Net realized gain (loss)  588,813  45,929  304,397     (258,733) 1,142,520
           229,280
Net change in
unrealized gain (loss)    428,901 552,120 2,252,257  3,680,015     903,193
          813,537

Net Gain (Loss)      1,017,714 598,049   2,556,654   3,421,282    2,045,713
           1,042,817


Increase (Decrease)
 in Assets from
  Operations         1,094,279  559,005 4,018,220  3,565,487     2,181,495
                1,040,252



Contract Owner Transactions:
Proceeds from units sold    8,171,841  5,043,833  9,564,824 8,354,917 13,729,783
           3,753,742
Cost of units redeemed (5,759,471) (3,125,876) (4,541,090)(4,648,335)(4,462,861)
              (1,163,778)

Increase            2,412,370 1,917,957 5,023,734  3,706,582 9,266,922 2,589,964



Net increase     3,506,649  2,476,962 9,041,954 7,272,069    11,448,417
   3,630,216
Net Assets, beginning  7,901,597 5,424,635  27,724,302  20,452,233 5,717,034
        2,086,818

Net Assets, ending    $ 11,408,246 $ 7,901,597 $ 36,766,256  $ 27,724,302
$           17,165,451   $       5,717,034


Units sold          6,289,170      4,294,825      7,528,818    7,530,175
         8,642,574           2,896,935
Units redeemed    (4,429,500)    (2,657,590)    (3,592,303)  (4,138,988)
            (2,778,057)           (887,069)


Net increase        1,859,670      1,637,235      3,936,515    3,391,187
          5,864,517           2,009,866
Units outstanding, beginning6,385,519     4,748,284     22,931,563  19,540,376
          3,976,682           1,966,816

Units outstanding, ending     8,245,189  6,385,519   26,868,078   22,931,563
        9,841,199           3,976,682















The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
   statementS of operations and changes IN net assets (continued) for the years ended December 31, 1996 and 1995


                              Fidelity                 TCI


                     Equity-Income   Contrafund     TCI Growth


                    1996   1995(1)        1996    1995(1)     1996     1995


Operations:
Dividend income      $ 57,407 $ 4,945 $   11,446   $            9,771
$          158,096  $         294
Mortality & expense
charges                41,210           1,815         45,564            1,740
                 20,981                   6,369

Net Investment Income
(Expense)              16,197           3,130       (34,118)            8,031
                  137,115                  (6,075)


Gain (Loss) on Investments:
Net realized gain (loss)       51,857          6,939   169,050            330
           50,578              30,332
Net change in
unrealized gain (loss)        366,426         31,816      624,118      2,967
             (299,498)                   83,561

Net Gain (Loss)        418,283         38,755        793,168         3,297
         (248,920)             113,893


Increase (Decrease)
 in Assets from
  Operations           434,480         41,885        759,050         11,328
               (111,805)                  107,818


Contract Owner Transactions:
Proceeds from units sold    5,379,426        895,659     6,820,829    902,616
           1,647,386             712,144
Cost of units redeemed      (887,971)        (5,326)     (1,395,994)  (38,204)
           (315,880)           (104,945)

Increase            4,491,455         890,333      5,424,835         864,412
               1,331,506                  607,199


Net increase        4,925,935        932,218      6,183,885      875,740
   1,219,701             715,017
Net Assets, beginning  932,218                       875,740
              969,741             254,724

Net Assets, ending    $ 5,858,153 $ 932,218 $ 7,059,625    $  875,740
$       2,189,442   $         969,741


Units sold          4,163,357        766,531      4,955,599      722,789
          1,282,104             573,128
Units redeemed      (682,030)        (4,399)      (991,402)     (30,811)
         (244,029)            (79,665)


Net increase        3,481,327        762,132      3,964,197      691,978
        1,038,075             493,463
Units outstanding, beginning 762,132                 691,978
                747,779             254,316

Units outstanding, ending 4,243,459        762,132    4,656,175   691,978
        1,785,854             747,779





  (1) for the period from March 31, 1995 through December 31, 1995




The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995


                    Alger               Calvert             T. Rowe Price

                    American GrowthCaptial Accumulation  Equity Income


                 1996   1995(1)        1996    1995(1)     1996          1995(1)


Operations:
Dividend income      $ 118,973 $     1 $      1,665   $            4,737
$          129,361  $            4,044
Mortality & expense
charges                66,741     2,385      8,227              168
              35,102                 915

Net Investment Income
(Expense)              52,232         (2,384)        (6,562)            4,569
                94,259               3,129


Gain (Loss) on Investments:
Net realized gain (loss)      104,611        (2,334)   24,160            311
         100,208          7,310
Net change in
unrealized gain (loss)        441,596        (7,041)   21,786          (3,357)
                 339,665                   13,332

Net Gain (Loss)        546,207        (9,375)         45,946          (3,046)
            439,873              20,642


Increase (Decrease)
 in Assets from
  Operations           598,439       (11,759)         39,384        1,523
              534,132                   23,771


Contract Owner Transactions:
Proceeds from units sold          11,464,782   1,405,304   8,157,650   101,227
          6,412,176             465,993
Cost of units redeemed           (3,951,097)    (98,172)   (6,984,043)  (12,828)
              (1,238,837)            (11,693)

Increase            7,513,685       1,307,132      1,173,607         88,399
               5,173,339                  454,300


Net increase        8,112,124      1,295,373      1,212,991       89,922
         5,707,471             478,071
Net Assets, beginning      1,295,373                  89,922
              478,071

Net Assets, ending    $    9,407,497 $    1,295,373 $    1,302,913    $ 89,922
   $       6,185,542   $         478,071


Units sold          8,577,306      1,105,533      6,165,865       80,855
          4,786,484             399,244
Units redeemed    (2,931,153)       (76,694)    (5,266,458)      (9,822)
          (916,062)            (10,512)


Net increase        5,646,153      1,028,839        899,407       71,033
        3,870,422             388,732
Units outstanding, beginning1,028,839                 71,033
              388,732

Units outstanding, ending  6,674,992      1,028,839      970,440  71,033
         4,259,154             388,732

(1) for the period from March 31, 1995 through December 31, 1995







The accompanying notes are an integral part of the financial statements.

(This page is intentionally blank.)

                    notes to financial statements

1.    Summary of Significant Accounting Policies

     The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for  AUL and
invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund),
Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), TCI Portfolios,
Inc. (TCI), Alger American Fund (Alger), Calvert Group (Calvert), and T. Rowe Price.

Security Valuation Transactions and Related Investment Income
The market value of investments is based on the closing bid prices at December 31, 1996. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1996 and 1995, were
$1,935,845 and $1,138,607, respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  Account Charges
     AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in effect on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. The charges incurred during the years ended December 31, 1996 and 1995, were $156,705 and $147,379, respectively.
AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. The amount of the charge depends upon the number of
account years the participant's account has been in existence, as follows:

             Account Year        Withdrawal Charge

                 1 - 5                  8%

               6 - 10                    4%

              11 or more                0%

The aggregrate withdrawal charges will not exceed 9% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 1996 and 1995, were $164,250 and $96,562, respectively.

              notes to financial statements (continued)
3.        Accumulation Unit Value
   The change in the Accumulation Unit Value for the year ended December 31, 1996, is:

                     12/31/96       12/31/95      Change


 Series Fund:
     Equity    $               2.107103 $ 1.790413     17.7%
  Money Market         1.229861          1.188967              3.4%
    Bond              1.614937           1.599503              1.0%
    Managed           1.837513           1.664334             10.4%

 Fidelity:
  High Income          1.446567          1.284533             12.6%
    Growth            1.705274           1.505375             13.3%
    Overseas          1.383489           1.237371             11.8%
    Asset Manager      1.368222          1.208903             13.2%
    Index 500          1.743597          1.437483             21.3%
    Equity-Income      1.380472          1.223147             12.9%
    Contra            1.516110           1.265540             19.8%

 TCI:
  TCI Growth          1.225326           1.296724             -5.5%

 Alger:
  American Growth      1.409348          1.259033             11.9%

 Calvert:
  Capital Accumulation       1.342590     1.265873             6.1%

 T. Rowe Price:
    Equity Income        1.452068          1.229793             18.1%
             notes to financial statements (continued)

    4.      Cost of Investments
   The cost of Investments at December 31, 1996 is:

      Series Fund:
           Equity                                  $   18,428,478
           Money Market                                 4,836,248
           Bond                                         7,316,517
           Managed                                      16,577,041
      Fidelity:
          High Income                                    8,862,439
          Growth                                        35,477,543
          Overseas                                      10,536,112
          Asset Manager                                 31,919,462
          Index 500                                     15,438,682
        Equity-Income                                    5,459,911
          Contrafund                                     6,432,540
        TCI:
          TCI Growth  $                                  2,403,012

      Alger:
          American Growth                                8,972,942

      Calvert:
          Capital Accumulation                          1,284,484

      T. Rowe Price:
          Equity Income                                  5,832,546

5.              Net Assets
   Net Assets at December 31, 1996 are:
                             Series Fund             Fidelity

                   EquityMoney Market      Bond  Managed   High Income
Growth

Proceeds from units sold  $ 23,771,887 $ 29,526,054 $ 9,667,951  $ 20,031,091
 $           10,837,939   $           45,075,945
Cost of units redeemed   (7,968,288)   (24,930,927)  (3,117,127)  (5,721,966)
              (2,791,593)             (14,630,049)
Net investment income      1,261,181  241,121        857,976       1,828,932
             729,116           1,262,870
(expense)
Net realized gain (loss)           1,363,698             (92,283)   438,984
    86,977           3,768,777
Unrealized gain (loss)     3,889,590                  10,494       1,965,344
             800,658           2,993,973

              $    22,318,068  $     4,836,248 $    7,327,011   $  18,542,385
  $        9,663,097  $            38,471,516

                                  Fidelity                 TCI

                   Overseas    Asset Manager    Index  500Equity-Income
 Contra             TCI Growth

Proceeds from units sold  $ 19,015,822 $ 41,712,410 $ 19,638,049   $ 6,275,085
  $       7,723,444   $       2,613,733
Cost of units redeemed   (9,196,712)   (11,614,410)    (5,699,844)  (893,297)
             (1,434,197)           (421,346)
Net investment income
(expense)               (389)       1,850,205        131,658     19,327
          (26,087)             130,202
Net realized gain (loss)      717,391      (28,743)      1,368,819   58,796
            169,380              80,423
Unrealized gain (loss)       872,134      4,846,794      1,726,769  398,242
            627,085           (213,570)

              $    11,408,246   $ 36,766,256 $   17,165,451   $   5,858,153
$        7,059,625  $        2,189,442

                     Alger         Calvert     T. Rowe Price

                   American       Capital
                   GrowthAccumulation Equity Income

Proceeds from units sold     $    12,870,085 $    8,258,877 $  6,878,168
Cost of units redeemed   (4,049,269)    (6,996,872)    (1,250,529)
Net investment income   49,849        (1,993)         97,389
(expense)
Net realized gain (loss)      102,277        24,472  107,518
Unrealized gain (loss)       434,555   18,429        352,996

               $    9,407,497 $    1,302,913 $    6,185,542

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American United Life Insurance Company
   P.O. Box 368
      Indianapolis, Indiana 46206-0368

SA-13118L